Loans Receivable, Net (Schedule of Accounts, Notes, Loans and Financing Receivable) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	$ 347,768,717	$ 371,385,036
Loans Held For Sale	1,864,999	1,234,158
Total Loans Receivable, Gross	349,633,716	372,619,194
Allowance For Loan Losses	8,357,496	10,241,970
Loans In Process	1,379,114	3,465,072
Deferred Loan Fees (Costs)	22,611	(4,513)
Loans, Allowances, and Fees	9,759,221	13,702,529
Total Loans Receivable, Net	339,874,495	358,916,665
Residential Real Estate Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	77,282,817	83,004,482
Consumer Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	50,391,224	52,205,901
Commercial Business
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	10,564,467	7,775,098
Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	$ 209,530,209	$ 228,399,555